Variable Interest Entities (Tables)	6 Months Ended
Sep. 30, 2017
Variable Interest Entity, Primary Beneficiary
Information about Variable Interest Entities (Consolidated and Non-consolidated)

Information about VIEs (consolidated and non-consolidated) for the Company and its subsidiaries are as follows:

1.	Consolidated VIEs

March 31, 2017

	Millions of yen
Types of VIEs	Total assets *1	Total liabilities *1	Assets which are pledged as collateral *2	Commitments *3
(a) VIEs for liquidating customer assets	¥0	¥0	¥0	¥0
(b) VIEs for acquisition of real estate and real estate development projects for customers	663	0	0	0
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	127,425	39,877	75,382	7,000
(d) VIEs for corporate rehabilitation support business	1,544	16	0	0
(e) VIEs for investment in securities	50,411	2,027	5,567	1,995
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	338,138	228,935	307,315	0
(g) VIEs for securitization of loan receivable originated by third parties	18,683	17,202	18,683	0
(h) VIEs for power generation projects	212,153	111,404	127,993	84,227
(i) Other VIEs	202,386	72,447	168,353	0

Total	¥951,403	¥471,908	¥703,293	¥93,222

September 30, 2017
	Millions of yen
Types of VIEs	Total assets *1	Total liabilities *1	Assets which are pledged as collateral *2	Commitments *3
(a) VIEs for liquidating customer assets	¥0	¥0	¥0	¥0
(b) VIEs for acquisition of real estate and real estate development projects for customers	662	0	0	0
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	105,913	28,876	54,129	7,000
(d) VIEs for corporate rehabilitation support business	1,685	158	0	0
(e) VIEs for investment in securities	41,061	724	69	2,044
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	144,167	101,991	115,387	0
(g) VIEs for securitization of loan receivable originated by third parties	13,746	14,049	13,746	0
(h) VIEs for power generation projects	221,922	104,421	129,117	92,698
(i) Other VIEs	193,260	71,824	166,360	0

Total	¥722,416	¥322,043	¥478,808	¥101,742

*1	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of most VIEs have no recourse to other assets of the Company and its subsidiaries.
*2	The assets are pledged as collateral by VIE for financing of the VIE.
*3	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.

Variable Interest Entity, Not Primary Beneficiary
Information about Variable Interest Entities (Consolidated and Non-consolidated)
2.	Non-consolidated VIEs

March 31, 2017

	Millions of yen
		Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries
Types of VIEs	Total assets	Non-recourse loans	Investments	Maximum exposure to loss *
(a) VIEs for liquidating customer assets	¥8,671	¥0	¥991	¥991
(b) VIEs for acquisition of real estate and real estate development projects for customers	96,187	0	11,130	11,194
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(d) VIEs for corporate rehabilitation support business	0	0	0	0
(e) VIEs for investment in securities	30,299,519	0	80,211	109,310
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	0	0	0	0
(g) VIEs for securitization of loan receivable originated by third parties	1,744,471	0	18,448	18,483
(h) VIEs for power generation projects	12,414	0	1,719	3,729
(i) Other VIEs	319,520	4,864	17,963	25,260

Total	¥32,480,782	¥4,864	¥130,462	¥168,967

September 30, 2017

	Millions of yen
		Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries
Types of VIEs	Total assets	Non-recourse loans	Investments	Maximum exposure to loss *
(a) VIEs for liquidating customer assets	¥8,660	¥0	¥991	¥991
(b) VIEs for acquisition of real estate and real estate development projects for customers	82,903	0	11,248	11,248
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(d) VIEs for corporate rehabilitation support business	0	0	0	0
(e) VIEs for investment in securities	30,936,563	0	80,837	108,170
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	0	0	0	0
(g) VIEs for securitization of loan receivable originated by third parties	1,432,927	0	17,378	17,405
(h) VIEs for power generation projects	29,257	0	1,871	1,871
(i) Other VIEs	444,597	4,362	29,982	36,790

Total	¥32,934,907	¥4,362	¥142,307	¥176,475

*	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.